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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Rock Creek Group, LP

Address: 1133 Connecticut Avenue, N.W.

         Washington, DC 20036



Form 13F File Number: 028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Afsaneh Mashayekhi Beschloss

Title:   President & Chief Executive Officer

Phone:   (202) 331-3400


Signature, Place, and Date of Signing:

/s/ Afsaneh Mashayekhi Beschloss    Washington D.C.    Nov.6, 2012
------------------------------      ----------------   ------------
          [Signature]                [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $347,504
                                        (in Thousands)

List of Other Included Managers: None

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                          FORM 13F INFORMATION TABLE

                                                                            VOTING AUTHORITY
-                                                                          -------------------
                TITLE OF            VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER
NAME OF ISSUER   CLASS     CUSIP   X($1000) PRN AMT PRN CALL DISCRTN MGRS   SOLE   SHARED NONE
--------------  -------- --------- -------- ------- --- ---- ------- ----- ------- ------ ----
ISHARES FTSE
  CHINA 25
  INDEX........   COM    464287184   62448  1804337 SH        SOLE         1804337
ISHARES MSCI
  BRAZIL.......   COM    464286400     368     6805 SH        SOLE            6805
ISHARES MSCI
  CHILE
  INVESTABL....   COM    464286640    4569    73553 SH        SOLE           73553
ISHARES MSCI
  CHINA
  INDEX........   COM    46429B671   16800   400000 SH        SOLE          400000
ISHARES MSCI
  MALAYSIA.....   COM    464286830   23449  1609400 SH        SOLE         1609400
ISHARES MSCI
  MEXICO
  INVESTAB.....   COM    464286822   30985   473844 SH        SOLE          473844
ISHARES MSCI
  POLAND
  INVESTAB.....   COM    46429B606    1317    50000 SH        SOLE           50000
ISHARES MSCI
  SOUTH
  AFRICA IN....   COM    464286780     748    11200 SH        SOLE           11200
ISHARES MSCI
  SOUTH KOREA
  IND..........   COM    464286772   54318   918626 SH        SOLE          918626
ISHARES MSCI
  TAIWAN
  INDEX FD.....   COM    464286731  109111  8167016 SH        SOLE         8167016
ISHARES MSCI
  THAILAND
  INVSTB.......   COM    464286624    2636    34765 SH        SOLE           34765
ISHARES MSCI
  TURKEY
  INVSTBLE.....   COM    464286715    3717    66516 SH        SOLE           66516
MARKET
  VECTORS
  INDONESIA
  IND..........   COM    57060U753    1429    50000 SH        SOLE           50000
VANGUARD
  EMERGING
  MARKETS
  FUND.........   COM    922042858   35609   852900 SH        SOLE          852900